Note 2 - Summary of Significant Accounting Policies and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	As of December 31, 2020
	Reported	Restated

Warrant liabilities	$-	$1,963,785
Total liabilities	1,332,743	3,296,528
Additional paid-in capital	65,738,705	63,774,920
Total stockholders' equity (deficit)	7,429,535	5,465,750